Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.88%
Consumer discretionary: 12.05%
Automobile components: 0.51%
Gentherm, Inc.†	122,310	$3,460,150
Diversified consumer services: 0.66%
Service Corp. International	55,144	4,488,722
Hotels, restaurants & leisure: 3.63%
DraftKings, Inc. Class A†	175,667	7,534,357
Planet Fitness, Inc. Class A†	113,437	12,370,305
Portillo’s, Inc. Class A†	412,315	4,811,716
		24,716,378
Specialty retail: 7.25%
AutoNation, Inc.†	47,041	9,344,695
Burlington Stores, Inc.†	38,056	8,853,348
Chewy, Inc. Class A†	200,959	8,564,872
National Vision Holdings, Inc.†	654,659	15,063,704
Revolve Group, Inc.†	371,099	7,440,535
		49,267,154
Consumer staples: 1.26%
Household products: 1.26%
Church & Dwight Co., Inc.	89,083	8,561,767
Energy: 2.54%
Oil, gas & consumable fuels: 2.54%
Antero Resources Corp.†	252,580	10,173,922
Coterra Energy, Inc.	280,629	7,122,364
		17,296,286
Financials: 18.40%
Banks: 6.24%
Ameris Bancorp	151,077	9,774,682
Pinnacle Financial Partners, Inc.	70,860	7,823,653
Prosperity Bancshares, Inc.	92,950	6,528,808
Webster Financial Corp.	162,237	8,858,140
Wintrust Financial Corp.	75,941	9,415,165
		42,400,448
Capital markets: 2.73%
Cboe Global Markets, Inc.	31,209	7,278,251
Raymond James Financial, Inc.	73,677	11,299,841
		18,578,092
Financial services: 1.28%
Essent Group Ltd.	142,973	8,682,750
Insurance: 8.15%
Arch Capital Group Ltd.	98,677	8,984,541
See accompanying notes to portfolio of investments
Allspring Common Stock Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Insurance(continued)
Axis Capital Holdings Ltd.	83,843	$8,704,580
First American Financial Corp.	137,857	8,463,041
HCI Group, Inc.	41,276	6,282,207
Reinsurance Group of America, Inc.	59,127	11,728,432
Unum Group	139,660	11,278,942
		55,441,743
Health care: 9.67%
Health care equipment & supplies: 3.10%
Haemonetics Corp.†	109,325	8,156,738
Integer Holdings Corp.†	44,964	5,529,223
LivaNova PLC†	163,435	7,357,844
		21,043,805
Health care providers & services: 2.70%
HealthEquity, Inc.†	121,409	12,718,807
Humana, Inc.	23,197	5,671,202
		18,390,009
Health care technology: 0.45%
Schrodinger, Inc.†	151,147	3,041,078
Life sciences tools & services: 3.42%
Azenta, Inc.†	264,206	8,132,261
Bio-Rad Laboratories, Inc. Class A†	38,751	9,351,391
Bruker Corp.	140,126	5,773,191
		23,256,843
Industrials: 22.27%
Aerospace & defense: 3.25%
BWX Technologies, Inc.	69,045	9,946,623
Melrose Industries PLC	1,671,309	12,177,198
		22,123,821
Building products: 4.24%
AAON, Inc.	69,789	5,146,939
AZZ, Inc.	91,238	8,620,166
Carlisle Cos., Inc.	40,316	15,053,994
		28,821,099
Commercial services & supplies: 1.44%
Republic Services, Inc. Class A	39,698	9,789,924
Construction & engineering: 1.90%
API Group Corp.†	252,906	12,910,851
Electrical equipment: 2.95%
Allient, Inc.	278,886	10,126,351
Regal Rexnord Corp.	68,252	9,893,810
		20,020,161
See accompanying notes to portfolio of investments
2 | Allspring Common Stock Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Marine transportation: 1.67%
Kirby Corp.†	99,949	$11,335,216
Professional services: 3.33%
TransUnion	112,278	9,880,464
WNS Holdings Ltd.†	201,470	12,740,963
		22,621,427
Trading companies & distributors: 3.49%
Air Lease Corp. Class A	290,901	17,014,799
Herc Holdings, Inc.	51,166	6,738,051
		23,752,850
Information technology: 18.45%
Electronic equipment, instruments & components: 2.96%
Littelfuse, Inc.	34,223	7,759,381
Teledyne Technologies, Inc.†	24,174	12,384,582
		20,143,963
IT services: 1.70%
Okta, Inc.†	115,244	11,520,943
Semiconductors & semiconductor equipment: 5.21%
Allegro MicroSystems, Inc.†	272,398	9,313,288
Marvell Technology, Inc.	228,641	17,696,813
ON Semiconductor Corp.†	160,996	8,437,800
		35,447,901
Software: 8.58%
CCC Intelligent Solutions Holdings, Inc.†	1,051,117	9,891,011
Dynatrace, Inc.†	232,389	12,830,197
Q2 Holdings, Inc.†	91,935	8,604,196
QXO, Inc.†	622,780	13,414,681
Riskified Ltd. Class A†	815,185	4,067,773
SPS Commerce, Inc.†	69,755	9,492,958
		58,300,816
Materials: 7.23%
Chemicals: 1.83%
Ashland, Inc.	86,368	4,342,583
Westlake Corp.	107,152	8,136,051
		12,478,634
Containers & packaging: 2.98%
Crown Holdings, Inc.	115,245	11,867,930
International Paper Co.	179,478	8,404,955
		20,272,885
Metals & mining: 1.01%
Commercial Metals Co.	139,869	6,840,993
See accompanying notes to portfolio of investments
Allspring Common Stock Fund | 3

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Paper & forest products: 1.41%
Louisiana-Pacific Corp.	111,126	$9,555,725
Real estate: 6.01%
Industrial REITs: 1.29%
Terreno Realty Corp.	156,500	8,774,955
Residential REITs: 1.49%
Sun Communities, Inc.	80,197	10,144,119
Specialized REITs: 3.23%
CubeSmart	228,437	9,708,573
SBA Communications Corp. Class A	52,022	12,216,846
		21,925,419
Total common stocks (Cost $479,753,414)		665,406,927
Investment companies: 1.21%
Exchange-traded funds: 1.21%
SPDR S&P Biotech ETF	98,919	8,203,353
Total investment companies (Cost $5,096,160)		8,203,353

		Yield
Short-term investments: 0.97%
Investment companies: 0.97%
Allspring Government Money Market Fund Select Class♠∞		4.26%	6,605,765	6,605,765
Total short-term investments (Cost $6,605,765)				6,605,765
Total investments in securities (Cost $491,455,339)	100.06%			680,216,045
Other assets and liabilities, net	(0.06)			(415,653)
Total net assets	100.00%			$679,800,392

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,265,814	$143,435,063	$(141,095,112)	$0	$0	$6,605,765	6,605,765	$196,385
See accompanying notes to portfolio of investments
4 | Allspring Common Stock Fund

Notes to portfolio of investments—June 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2025, such fair value pricing was not used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Common Stock Fund | 5

Notes to portfolio of investments—June 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$81,932,404	$0	$0	$81,932,404
Consumer staples	8,561,767	0	0	8,561,767
Energy	17,296,286	0	0	17,296,286
Financials	125,103,033	0	0	125,103,033
Health care	65,731,735	0	0	65,731,735
Industrials	151,375,349	0	0	151,375,349
Information technology	125,413,623	0	0	125,413,623
Materials	49,148,237	0	0	49,148,237
Real estate	40,844,493	0	0	40,844,493
Investment companies	8,203,353	0	0	8,203,353
Short-term investments
Investment companies	6,605,765	0	0	6,605,765
Total assets	$680,216,045	$0	$0	$680,216,045
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Common Stock Fund